Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of year
Sales of oil and gas, net of production costs and taxes	(440,596)
Changes in estimated future development costs	(918,376)
Purchases of reserves in place	15,846,975
Sales of reserves in place	(3,622,558)
Net changes in future income taxes	(2,523,445)
Standardized measure of discounted future net cash flows, end of year	$ 8,342,000